SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (3,046)	$ (3,224)
Other comprehensive income (loss) before reclassifications	(3,393)	1,324
Amounts reclassified from accumulated other comprehensive income	1,059	(1,146)
Net current-period other comprehensive income (loss)	(2,334)	178
Ending balance	(5,380)	(3,046)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(3,217)	(3,122)
Other comprehensive income (loss) before reclassifications	(1,845)	(95)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(1,845)	(95)
Ending balance	(5,062)	(3,217)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	171	(102)
Other comprehensive income (loss) before reclassifications	(1,548)	1,419
Amounts reclassified from accumulated other comprehensive income	1,059	(1,146)
Net current-period other comprehensive income (loss)	(489)	273
Ending balance	$ (318)	$ 171